Note 22 Other Financial Liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other financial liabilities [Line Items]
Other financial liabilities		€ 14,086	€ 15,183	€ 13,358
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities	[1]	1,398	2,560	2,674
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities		3,589	2,657	2,408
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities		3,426	3,839	3,275
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	[2]	€ 5,673	€ 6,127	€ 5,000

[1]	(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group (see Note 17).
[2]	(2) In 2021, this caption includes the amount committed for the acquisition of own shares under the share buyback program (see Notes 2.2.14 and 4).